Inspire Global Hope ETF

BLES

Inspire Small/Mid Cap Impact ETF

ISMD

Inspire Corporate Bond Impact ETF

IBD

Inspire 100 ETF

BIBL

a series of Northern Lights Fund Trust IV

Supplement dated October 5, 2018

to each Fund’s Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) dated April 1, 2018

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Portfolio Managers

Effective October 4, 2018, Carlos Lopez, Jr. no longer serves as a portfolio manager of the Funds, all references to Carlos Lopez, Jr. are deleted in their entirety. Robert Netzly, CEO of CWM Advisors, LLC dba Inspire (the “Adviser”); Darrell Jayroe, CFA®, Portfolio Manager of the Adviser, remain portfolio managers of the Funds.

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This Supplement, the Fund’s Summary Prospectus, Prospectus, and Statement of Additional Information, dated April 1, 2018, provide information that you should know before investing in the Funds and should be retained for future reference. The Summary Prospectus, Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission and are incorporated herein by reference. These documents are available upon request and without charge by calling 1-877-658-9473.